Goodwill and intangible assets - Movements in present value in-force long-term insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 23,453
Impact on transition to IFRS 9			$ (78)
Goodwill and intangible assets ending balance	24,357	$ 23,453
Present value of in-force long-term insurance business
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	6,610	6,502
Change in PVIF of long-term insurance business	673	24
– value of new business written during the year	1,117	919
– expected return	(719)	(599)
– assumption changes and experience variances	292	(280)
– other adjustments	(17)	(16)
Exchange differences and other movements	(56)	84
Goodwill and intangible assets ending balance	$ 7,149	$ 6,610